Other income and expenses - Employee benefits expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and expenses
Wages and salaries	€ 43,533	€ 31,121	€ 23,854
Social security contributions	6,134	4,095	3,212
Share-based payments	5,471	3,486	5,714
Termination benefits	1,158	569	63
Total	€ 56,296	€ 39,271	€ 32,843